Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Table [Abstract]
Schedule of income tax and Value added tax corresponding to the years
Years open to review by Tax Authority
Entity	Income tax	Value-added tax

Cementos Pacasmayo S.A.A.	2017-2021	Dec. 2017-2021
Cementos Selva S.A.	2017-2021	Dec. 2017-2021
Distribuidora Norte Pacasmayo S.R.L.	2017-2021	Dec. 2017-2021
Empresa de Transmisión Guadalupe S.A.C.	2017-2021	Dec. 2017-2021
Salmueras Sudamericanas S.A.	2017-2021	Dec. 2017-2021
Calizas del Norte S.A.C. (on liquidation)	2017-2021	Dec. 2017-2021
Soluciones Takay S.A.C.	2019-2021	May to Dec.2019-.2021

Schedule of plans and related expenses
Project unit	Resource	Resolution Number	Year of approval	Program approved	Operating year expense
					2021	2020	2019
					S/(000)	S/(000)	S/(000)

Rioja	Limestone	RD186-2014-PRODUCE/DVMYPE-I/DIGGAM	2014	EIA	713	315	244
Tembladera	Limestone	RD304-18-PRODUCE/DVMYPE-I/DIGAAMI	2018	PAMA	298	237	189

					1,011	552	433